PARENT COMPANY (Condensed Statement of Cash Flows) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
OPERATING ACTIVITIES
Net income	$ 593	$ 634	$ 396	$ 502	$ 418	$ 426	$ 395	$ 398	$ 2,125	$ 1,637	$ 1,325
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Amortization of unallocated ESOP shares									177	221	52
Other, net									222	83	88
Net cash provided by operating activities									4,573	2,898	3,293
Available-for-sale:
Purchases of investments									(64,664)	(99,794)	(72,318)
Proceeds from repayments of investments									42,331	97,203	21,137
Net cash used for investing activities									(2,290)	(16,807)	(10,819)
FINANCING ACTIVITIES
Cash dividends paid									(689)	(482)	(489)
Increase in Unallocated ESOP shares									(32)	(1,109)	(50)
Net cash provided by financing activities									(2,114)	13,838	6,296
Increase (decrease) in cash and cash equivalents									169	(71)	(1,230)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR				2,272				2,343	2,272	2,343	3,573
CASH AND CASH EQUIVALENTS AT END OF YEAR	2,441				2,272				2,441	2,272	2,343
Parent Company [Member]
OPERATING ACTIVITIES
Net income									2,125	1,637	1,325
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Equity in undistributed earnings of subsidiary									(540)	(344)	(170)
Amortization of unallocated ESOP shares									177	221	52
Other, net									(34)	(11)	(1)
Net cash provided by operating activities									1,728	1,503	1,206
Available-for-sale:
Purchases of investments											(1,998)
Proceeds from repayments of investments											2,000
Net cash used for investing activities											2
FINANCING ACTIVITIES
Cash dividends paid									(689)	(482)	(489)
Purchase of treasury stock									(622)	(359)	(19)
Increase in Unallocated ESOP shares									(32)	(1,104)	(47)
Net cash provided by financing activities									(1,343)	(1,945)	(555)
Increase (decrease) in cash and cash equivalents									385	(442)	653
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR				$ 1,719				$ 2,161	1,719	2,161	1,508
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 2,104				$ 1,719				$ 2,104	$ 1,719	$ 2,161